Average Annual Total Returns{- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund AMCIZ PRO-16 - Fidelity Advisor Strategic Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years	F0097 Past 1 year	F0097 Past 5 years	F0097 Past 10 years
Total	(0.56%)	4.32%	4.18%	(2.09%)	2.72%	2.56%	(0.14%)	2.66%	2.55%	(0.56%)	4.33%	4.19%	1.82%	4.41%	3.98%	3.91%	5.44%	4.87%	3.92%		6.06%	[1]	Oct. 02, 2018	(1.10%)	3.84%	3.31%	1.25%	4.65%	4.42%

[1]	(a)Since inception October 2, 2018.